Fair values of financial assets and liabilities - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	£ 456,095	£ 448,567
Other	79,927	78,089
Financial assets at fair value through profit or loss	179,445	206,771
Derivative financial assets	29,734	22,051
Financial liabilities at fair value through profit or loss	19,735	23,123
Derivative financial liabilities	26,531	18,060
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets threshold	13,062	14,511	£ 14,702	£ 16,373
Financial liabilities threshold	856	981	1,308	1,419
Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	5,643	6,537
Financial liabilities, at fair value	19,735	23,123
Financial liabilities at fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities threshold	44	37	39	45
Financial liabilities, at fair value	44	37
Carrying value | Level 3 | Financial liabilities carried at fair value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, at fair value	856	981
Carrying value | Financial assets carried at fair value | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, at fair value	13,062	14,511
Carrying value | Financial liabilities at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	44	37
Carrying value | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial liabilities	812	944
Interest rate volatility | Carrying value | Option pricing model | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	812	944
Minimum | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets threshold	500	500
Financial liabilities threshold	£ 500	£ 500
Minimum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	0.11	0.13
Maximum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, liabilities	1.47	1.68
Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, at fair value	£ 179,445	£ 206,771
Financial assets at fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets threshold	12,108	13,313	£ 13,260	£ 15,046
Financial assets, at fair value	12,108	13,313
Financial assets at fair value through profit or loss | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	429	502
Financial assets at fair value through profit or loss | Favourable changes | Underlying asset/net asset value (incl. property prices)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	119	123
Financial assets at fair value through profit or loss | Favourable changes | Underlying asset/net asset value (incl. property prices) | Broker Quotes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unlisted equities, debt securities and property partnerships in the life funds	8	22
Financial assets at fair value through profit or loss | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	(359)	(460)
Financial assets at fair value through profit or loss | Unfavourable changes | Underlying asset/net asset value (incl. property prices)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	(125)	(131)
Financial assets at fair value through profit or loss | Unfavourable changes | Underlying asset/net asset value (incl. property prices) | Broker Quotes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unlisted equities, debt securities and property partnerships in the life funds	(35)	(16)
Financial assets at fair value through profit or loss | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	8,730	9,793
Financial assets at fair value through profit or loss	12,108	13,313
Financial assets at fair value through profit or loss | Carrying value | Underlying asset/net asset value (incl. property prices)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	911	892
Financial assets at fair value through profit or loss | Carrying value | Underlying asset/net asset value (incl. property prices) | Broker Quotes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unlisted equities, debt securities and property partnerships in the life funds	626	745
Financial assets at fair value through profit or loss | Earnings multiple | Favourable changes | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	118	191
Financial assets at fair value through profit or loss | Earnings multiple | Unfavourable changes | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	(118)	(191)
Financial assets at fair value through profit or loss | Earnings multiple | Carrying value | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity and venture capital investments	1,672	1,692
Financial assets at fair value through profit or loss | Credit spreads | Favourable changes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	12	13
Financial assets at fair value through profit or loss | Credit spreads | Unfavourable changes | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	(12)	(13)
Financial assets at fair value through profit or loss | Credit spreads | Carrying value | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	£ 169	£ 191
Financial assets at fair value through profit or loss | Minimum | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	(0.0050)	(0.0050)
Financial assets at fair value through profit or loss | Minimum | Earnings multiple
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets, multiple	3.5	3.5
Financial assets at fair value through profit or loss | Maximum | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0213	0.0213
Financial assets at fair value through profit or loss | Maximum | Earnings multiple
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets, multiple	16.8	14.9
Financial assets at fair value through other comprehensive income | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	£ 334	£ 305
Derivative financial assets | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial assets	620	893
Derivative financial assets | Interest rate volatility | Favourable changes | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	5	10
Derivative financial assets | Interest rate volatility | Unfavourable changes | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	(5)	(23)
Derivative financial assets | Interest rate volatility | Carrying value | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	£ 620	£ 893